Ordinary shares	12 Months Ended
Dec. 31, 2024
Ordinary shares.
Ordinary shares
11	Ordinary shares

Immediately prior to the completion of the IPO, the Company adopted a dual class share structure. All of the outstanding ordinary shares prior to the completion of the IPO were automatically redesignated or converted into Class B ordinary shares on a one-for-one basis, and all ordinary shares issued in or after the completion of the IPO are Class A ordinary shares. All share-based awards, regardless of grant dates, will entitle holders to the equivalent number of Class A shares once the vesting and exercising conditions on such share-based compensation awards are met. Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as may otherwise be required by law.

Each holder of class A ordinary shares is intitled to one vote per share and each holder of class B ordinary shares is entitled to ten votes per share on all matters submitted to them for a vote.

On June 4, 2020, the Company completed its follow-on offering on the New York Stock Exchange. The Company sold 4,907,100 Class A ordinary shares at US$1.27 per share, including the exercise of the over-allotment option. The total gross capital raise was approximately US$6,216.

As of December 31, 2023 and 2024, 1,500,000,000 ordinary shares have been authorized, including (i) 1,000,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 350,000,000 Class B ordinary shares of a par value of US$0.0001 each and (iii) 150,000,000 shares of a par value of US$0.0001 each of such class or classes however designated by the Board of Directors.

As of December 31, 2023, 343,300,197 ordinary shares have been issued, of which 239,693,217 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. 343,300,197 ordinary shares are outstanding, of which 239,693,217 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2023 includes settlement of RSU by new issuance of 5,484,000 shares. The Class B ordinary shares hadn’t changed for the year ended 2023.

As of December 31, 2024, 350,794,377 ordinary shares have been issued, of which 247,187,397 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. 350,794,377 ordinary shares are outstanding, of which 247,187,397 were Class A ordinary shares and 103,606,980 were Class B ordinary shares. The movement of Class A ordinary shares for the year ended 2024 includes settlement of RSU by new issuance of 6,687,180 shares and exercise of 807,000 share options. The Class B ordinary shares hadn’t changed for the year ended 2024.